File Nos. 333-03531and 811-07585
           As filed with the Securities and Exchange Commission on July 16, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933           [X]

                     Pre-Effective Amendment No. ____                        [ ]

                     Post-Effective Amendment No. 12                         [X]

                                       and

           Registration Statement Under the Investment Company Act of 1940   [X]

                     Amendment No. 12                                        [X]

                        (Check appropriate box or boxes)
                       -----------------------------------

                                  The WWW Funds
                         131 Prosperous Place, Suite 17
                               Lexington KY 40509
                                  859-263-2204

             (Registrant's Exact Name, Address and Telephone Number)

           Lawrence S. York,                                Copy to:
     131 Prosperous Place, Suite 17                 William G. Strench, Esq.
       Lexington, Kentucky 40509                      Frost Brown Todd LLC
                                                400 W. Market Street, Suite 3200
(Name and Address of Agent for Service)            Louisville, Kentucky 40202


Approximate Date of Proposed Public Offering:

           As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

           [X] immediately upon filing pursuant to paragraph (b)

           [  ] on (date) pursuant to paragraph (b)

           [  ] 60 days after filing pursuant to paragraph (a)(1)

           [  ] on (date) pursuant to paragraph (a)(1)

           [  ] 75 days after filing pursuant to paragraph (a)(2)

           [  ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

           [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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                                EXPLANANTORY NOTE

           This Post-Effective Amendment to the Registration Statement on Form N-1A of The WWW Funds (the "Trust") is being filed pursuant to Rule 485(b) of the Securities Act of 1933 (the "1933 Act") for the sole purpose of filing certain exhibits to the Trust's Registration Statement. The form of the Prospectus of the Trust has not been changed from that contained in the filing made by the Trust on January 17, 2003 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference. The form of the Statement of Additional Information of the Trust has not been changed from that contained in the filing made by the Trust on January 17, 2003 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference.




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PART C     OTHER INFORMATION


Item 23.   Exhibits

(1)        Amended and Restated Declaration of Trust. *

(2)        By-laws. *

(3)        Not applicable.

(4)(a) Management Agreement between Registrant and WWW Advisors, Inc., previously filed on November 1, 2000.

(4)(b)     Amended Schedule to Management Agreement.***

(5)(a) Underwriting Agreement between Registrant and Interactive Planning Corp. ***

(5)(b)     Form of Dealer Agreement. ***

(6)        Not applicable.

(7)        Custody Agreement with U.S. Bank, N.A., previously filed on July 12,
           1996.

(8)        Not applicable.

(9)        Consent of Counsel. **

(10)       Not applicable.

(11)       Not applicable.

(12) Purchase Agreement for Initial Capital between Registrant and WWW Advisors, Inc., previously filed on July 12, 1996.

(13)(a) Amended Distribution and Shareholder Servicing Plan for WWW Internet Fund. ***

(13)(b) Distribution and Shareholder Servicing Plan for Growth Flex Fund and Market Opportunities Fund. ***

(13)(c)    Form of Shareholder Service Agreement***

(14)       Rule 18f-3 Plan. ***

(15)       Reserved.

(16)       Code of Ethics, previously filed on November 1, 2000.

(99)       Powers of Attorney. **


*          Previously filed on May 10, 1996.

**         Previously filed on September 30, 2002.

***        Filed herewith.

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Item 24.   Persons Controlled by or Under Common Control with Registrant

           THE WWW FUNDS

              131 Prosperous Place, Suite 17
              Lexington, Kentucky  40509

              State of Organization:  Ohio

              NAME                        POSITION WITH TRUST
              ----                        -------------------
              Lawrence S. York            Chairman, President, Trustee
              James D. Greene             Vice President, Treasurer, Trustee
              Diane J. Snapp              Secretary


           WWW ADVISORS, INC.

              131 Prosperous Place, Suite 17
              Lexington, Kentucky  40509

              State of Incorporation: Kentucky
              WWW Advisors, Inc. is the investment manager of The WWW Funds.

              NAME                        POSITION WITH WWW ADVISORS
              ----                        --------------------------
              Lawrence S. York            President, Shareholder
              James D. Greene             Vice President, Treasurer, Shareholder
              Diane J. Snapp              Secretary, Shareholder


           CAPITAL ADVISORS GROUP, INC.

              131 Prosperous Place, Suite 17
              Lexington, Kentucky  40509

              State of Incorporation: Kentucky
              Capital Advisors Group, Inc. does not provide any services to The WWW Funds.

              NAME                        POSITION WITH CAPITAL ADVISORS GROUP
              ----                        ------------------------------------
              Lawrence S. York            President, Shareholder
              Diane J. Snapp              Secretary

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           INTERACTIVE PLANNING CORP.

              131 Prosperous Place, Suite 17
              Lexington, Kentucky  40509

              State of Incorporation: Kentucky
              Interactive Planning Corp. is the principal underwriter of The WWW Funds.

              NAME                        POSITION WITH CAPITAL ADVISORS GROUP
              ----                        ------------------------------------
              Lawrence S. York            President, Shareholder, Branch Manager
              Diane J. Snapp              Secretary


           CAPITAL FUND SERVICES, INC.

              131 Prosperous Place, Suite 17
              Lexington, Kentucky  40509

              State of Incorporation: Kentucky
              Capital Fund Services, Inc. serves as transfer agent, accounting agent, and administrator to The WWW Funds.

              NAME                        POSITION WITH CAPITAL FUND SERVICES
              ----                        -----------------------------------
              Lawrence S. York            President, Shareholder
              Diane J. Snapp              Secretary, Shareholder


Item 25.  Indemnification

           Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust. The application of these provisions is limited by
Article 10 of the Registrant's By-laws and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

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Item 26.  Business and Other Connections of the Investment Adviser

           Information about other business, profession, vocation or employment of a substantial nature that WWW Advisors, Inc., and each director and officer of WWW Advisors, Inc., is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is hereby incorporated by reference to the section in the Prospectus of The WWW Funds entitled "Management Services."


Item 27.  Principal Underwriters

           (a) Not Applicable.

           (b) Information required by this Item 27(b) is set forth above under
Item 24.

           (c) Not Applicable.


Item 28.  Location of Accounts and Records

           WWW Advisors, Inc.
           Suite 17
           131 Prosperous Place
           Lexington, Kentucky 40509

           U.S. Bank, N.A. 425 Walnut Street
           Cincinnati, Ohio 45201-1118

           Capital Fund Services, Inc.
           Suite 17
           131 Prosperous Place
           Lexington, Kentucky 40509


Item 29.  Management Services

           Not Applicable.

Item 30.  Undertakings

           The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a Prospectus is delivered, and (2) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington, State of Kentucky, on the 15 day of July, 2003.


                                             The WWW Funds

                                        By:  /S/ LAWRENCE S. YORK
                                             ---------------------
                                             Lawrence S. York
                                             Chairman of the Board and President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 15, 2003.

SIGNATURE                                 TITLE

/S/ LAWRENCE S. YORK                      Chairman of the Board, Trustee and
--------------------                      President
Lawrence S. York                          (Principal executive officer,
                                          principal financial officer and
                                          principal accounting officer)

/S/ JAMES D. GREENE*                      Trustee, Vice President and Treasurer
-------------------
James D. Greene

/S/ TERRY L. CHILDERS*                    Trustee
---------------------
Terry L. Childers

/S/ ROBERT C. THURMOND*                   Trustee
-----------------------
Robert C. Thurmond

/S/ RICHARD T. DIDIEGO*                   Trustee
----------------------
Richard T. DiDiego

*     /S/ LAWRENCE S. YORK
      --------------------
      Lawrence S. York
      Attorney in Fact

                                  EXHIBIT INDEX


EXHIBIT
NUMBER             EXHIBIT

4               Amended Schedule to Management Agreement.

5(a)            Underwriting Agreement between Registrant and Interactive
                Planning Corp.

5(b)            Form of Dealer Agreement.

13(a)           Amended Distribution and Shareholder Servicing Plan for WWW
                Internet Fund.

13(b) Distribution and Shareholder Servicing Plan for Growth Flex Fund and Market Opportunities Fund.

13(c)           Form of Shareholder Service Agreement.

14              Rule 18f-3 Plan.














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